FAIR VALUE MEASUREMENTS - Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands		1 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Earn-out liability	[1]	$ 451	$ 698
Total financial liability		451	698
Other Liabilities		566	612
Updated Revenue Forecast Due to Acquisition		247
Fair Value, Inputs, Level 1 [Member]
Earn-out liability	[1]	0	0
Total financial liability		0	0
Fair Value, Inputs, Level 2 [Member]
Earn-out liability	[1]	0	0
Total financial liability		0	0
Fair Value, Inputs, Level 3 [Member]
Earn-out liability	[1]	451	698
Total financial liability		$ 451	$ 698

[1]	Excluding liability in the amount of $566 and $612 for the year ended December 31, 2018 and 2017, respectively, to former CEO of Prevision related to the acquisition agreement , which is not measured at fair value.